Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Opening defined benefit obligation	$129,616	$116,696
Current service cost[1]	3,861	4,140
Past service cost	134	-
Interest cost	3,531	3,478
Effects of movements in exchange rates	639	2,423
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	2,601	(4,460)
Arising from changes in financial assumptions	(7,309)	10,043
Arising from experience adjustments	(1,034)	(489)
Benefits paid	(3,196)	(2,215)
Closing defined benefit obligation	$128,843	$129,616

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Active members	$57,775	$68,983
Inactive members	71,068	60,633
Closing defined benefit obligation	$128,843	$129,616

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Employer contributions	$3,196	$2,215
Benefits paid	(3,196)	(2,215)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Unfunded benefit obligation	$128,843	$129,616
Vacation accrual and other - non-current	3,275	3,046
Net liability	$132,118	$132,662

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Other employee benefits liability - current (note 13)	$3,530	$3,154
Other employee benefits liability - non-current	128,588	129,508
Net liability	$132,118	$132,662

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current service cost [1]	$3,995	$4,140
Net interest cost	3,531	3,478
Components recognized in consolidated income statements	$7,526	$7,618

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Remeasurement on the net defined benefit liability:
Actuarial losses/(gains) arising from changes in demographic assumptions	$2,601	$(4,460)
Actuarial (gains)/losses arising from changes in financial assumptions	(7,309)	10,043
Actuarial gains arising from changes experience adjustments	(1,034)	(489)
Components recognized in statements of comprehensive income	$(5,742)	$5,094
Total other employee future benefit cost	$1,784	$12,712

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit cost:
Discount rate	2.76%	3.17%
Initial weighted average health care trend rate	5.66%	5.68%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.3	21.2
Females	23.7	23.9

	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation:
Discount rate	3.30%	2.76%
Initial weighted average health care trend rate	6.00%	5.66%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.3
Females	23.7	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.3	22.2
Females	25.4	25.4